General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	$ (10,497)
Professional fees	(7,457)
Other operating expenses	(5,077)
General and administrative expenses	$ (23,031)	$ (3,689)	$ (2,611)
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses		(1,045)	(1,002)
Professional fees		(1,473)	(278)
Other operating expenses		(183)	(421)
General and administrative expenses		(2,701)	(1,701)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses		(2,033)	(1,912)
Professional fees		(1,473)	(278)
Other operating expenses		(183)	(421)
General and administrative expenses		$ (3,689)	$ (2,611)